UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21110

                     OFI Tremont Core Strategies Hedge Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: March 31
                                                --------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OFI TREMONT CORE STRATEGIES HEDGE FUND
STATEMENT OF INVESTMENTS  JUNE 30, 2005       (Unaudited)

                                                 % OF                                     % OF
                                              INVESTMENT                     FAIR          NET                        ACQUISITION
                                               FUND HELD       COST          VALUE       ASSETS      LIQUIDITY 1         DATE 2
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
INVESTMENTS IN INVESTMENT FUNDS
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CONVERTIBLE ARBITRAGE
Quattro Domestic Partners, L.P.                      6.5%  $ 11,500,000   $11,082,370       4.7%     Quarterly           04/04

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EQUITY MARKET NEUTRAL
O'Connor Global Fundamental Market Neutral
  Long/Short Ltd.                                    4.2     10,000,000    10,127,900       4.2      Monthly             04/05
The 32 Capital Fund Ltd.                             0.8      5,225,002     6,458,667       2.7      Monthly          01/03-01/04
                                                           -------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                  15,225,002    16,586,567       6.9

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EVENT DRIVEN
Ahab Partners, L.P.                                  4.8      9,500,000    10,465,754       4.4      Quarterly            4/04
Mariner - Tricadia Credit Strategies Ltd.           12.4      6,000,000     6,087,793       2.5      Semi-Annually       05/05
Perry Partners, L.P.                                 0.4     13,000,000    13,275,140       5.6      Semi-Annually    02/05 - 03/05
GoldenTree Credit Opportunities Ltd.                 1.8      5,895,579     6,209,592       2.6      Semi-Annually       01/05
SOLUS LLC                                            8.4      5,000,000     5,152,898       2.2      Quarterly           12/04
SRS Strategic Opportunities, L.P.                    9.3      5,000,000     4,985,549       2.1      Quarterly           12/04
Third Point Partners, L.P.                           4.0     14,500,000    16,642,555       7.0      Quarterly        10/04 - 04/05
                                                           -------------------------------------
TOTAL EVENT DRIVEN                                           58,895,579    62,819,281      26.4

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FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                 2.7      7,150,000     8,299,081       3.5      Quarterly        06/03-08/04
Oak Hill CCF Partners,L.P.                           2.5      6,000,000     6,378,361       2.7      Monthly          12/03-08/04
                                                           -------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                 13,150,000    14,677,442       6.2

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GLOBAL MACRO
Vega Feeder Fund Limited (Structured
  USD 2X Class)                                      1.0      6,500,000     5,699,798       2.4      Monthly          01/04 - 04/04
The Keynes Leveraged Fund Ltd.                       0.7      8,000,000     7,621,533       3.2      Monthly             01/05
                                                           -------------------------------------
TOTALGLOBALMACRO                                             14,500,000    13,321,331       5.6

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LONG/SHORT EQUITY
Cumberland Partners                                  1.5      7,500,000     7,864,188       3.3      Semi-Annually       04/04
Empire Capital Partners, L.P.                        4.7      6,800,000     7,003,220       2.9      Quarterly        09/04 - 01/05
Endeavour Capital Partners, L.P.                     7.7      9,000,000     9,451,192       4.0      Annually         01/04 - 07/04
Hayground Cove Overseas Partners Ltd.                2.4     10,500,000    11,027,569       4.6      Quarterly        11/04 - 01/05
Trisun Capital Fund, L.P.                            9.8     11,975,002    13,554,715       5.7      Annually         01/03 - 04/04
Kinetics Fund, Inc.                                  1.2      9,500,000    12,198,681       5.1      Quarterly           04/04
Highline Capital Partners (QP), L.P.                 7.5      8,050,000     9,861,546       4.1      Quarterly        10/03 - 04/04
MedCap Partners, L.P.                                6.2      7,000,000     7,221,824       3.0      Quarterly        02/05 - 04/05
                                                           -------------------------------------
TOTAL LONG/SHORT EQUITY                                      70,325,002    78,182,935      32.7

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MULTI STRATEGY
RAB Special Situations Fund Ltd.                     0.6      4,000,000     3,065,876       1.3      Quarterly           04/05
Canyon Value Realization Fund, L.P.                  0.6      8,100,002     9,884,710       4.1      Annually         01/03-08/04
                                                           -------------------------------------
TOTAL MULTI STRATEGY                                         12,100,002    12,950,586       5.4

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MANAGED FUTURES
The Blenheim Fund L.P.                               2.4      8,000,000     7,921,548       3.3      Monthly          12/04 - 01/05
Graham Global Investment Fund II Ltd.                0.5      8,000,000     6,730,845       2.8      Monthly          12/04 - 01/05
                                                           -------------------------------------
TOTAL MANAGED FUTURES                                        16,000,000    14,652,393       6.1

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EMERGING MARKETS
Forum Absolute Return Fund Ltd.                      1.6      6,000,000     6,066,631       2.5      Quarterly           05/05

Total Investments in Investment Funds                       217,695,585   230,339,536      96.5

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SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                      8,206,154     8,206,154       3.4
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND
                                                           -------------------------------------
SHORT-TERM INVESTMENT                                      $225,901,739   238,545,690      99.9
                                                           =============
OTHER ASSETS IN EXCESS OF LIABILITIES                                         203,108       0.1
                                                                         -----------------------
NET ASSETS                                                               $238,748,798     100.0%
                                                                         =======================

DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS'PORTFOLIOS IS NOT AVAILABLE.

1. AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

2. REPRESENTS INITIAL THROUGH MOST RECENT MONTH OF INVESTMENT PURCHASES.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2004, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2005, the Fund did not have any capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2005.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund

By:   /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005